Income Tax Expense/(Benefit) (Tables) (Bendon Limited) - Bendon Limited [Member]	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of Detailed Information About Major Components of Tax Expense Income

(a) The major components of tax expense/(benefit) comprise:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Current tax
Current tax on profits for the period	537	807	301	313
Adjustments for current tax of prior periods	(477)	58	(344)	412
Total current tax expense/(benefit)	60	865	(43)	725

Deferred tax expense/(benefit)
Decrease/(increase) in deferred tax assets (note 25)	-	-	5,589	(1,999)
Income tax expense/(benefit) for continuing operations	60	865	5,546	(1,274)

Disclosure of Detailed Information About Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates

(b) Reconciliation of income tax to accounting profit:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Loss before income tax	(37,533)	(15,114)	(15,200)	(14,379)
Tax at New Zealand tax rate of 28% (2017: 28%, 2016: 28%, 2015: 28%)	(10,509)	(4,232)	(4,256)	(4,026)

Tax effect of:
- permanent differences (including impairment expense)	(105)	(6)	757	23
- adjustments in respect of current income tax of previous years	(449)	41	(237)	378
- effects of different tax rates of subsidiaries operating in other jurisdictions	(30)	(15)	(42)	(382)
- deferred tax assets relating to prior periods no longer recognised (note 25)	-	-	5,589	-
- deferred tax assets relating to the current year not brought to account	11,150	5,119	3,934	2,630
- other	3	(42)	(199)	103
Income tax expense/(benefit)	60	865	5,546	(1,274)

Disclosure of Detailed Information About Tax Losses Not Recognised

(c) Tax losses not recognised

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Unused tax losses for which no deferred tax asset has been recognised	87,455	43,269	23,765	10,236
Potential tax benefit at 28%	24,487	12,115	6,654	2,866

Disclosure of Detailed Information About Temporary Differences Not Recognised

(d) Temporary differences not recognised

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Temporary differences for which no deferred tax asset has been recognised	14,661	18,703	19,924	-
Potential tax benefit at 28%	4,105	5,237	5,579	-